Other Long-term Assets - Goodwill (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Beginning balance	¥ 1,855,394,000	¥ 2,166,486,000
Disposal and others	(101,000)	(311,092,000)
Ending balance	1,855,293,000	1,855,394,000
Impairment charges	¥ 0	¥ 0